Borrowings and debt - Narrative (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)
Financial assets at amortized cost, class
Disclosure of short term borrowings [Line Items]
Securities pledged to secure repurchase transactions	$ 239,046		$ 342,271
Euro Medium Term Note Program
Disclosure of short term borrowings [Line Items]
Maximum borrowing capacity		$ 2,250
Euro Medium Term Note Program | Minimun of the year
Disclosure of short term borrowings [Line Items]
Maturity term	7 days
Euro Medium Term Note Program | Maximum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	30 years
Certificados Bursatiles Program, Maturities From 1 Day To 30 Years
Disclosure of short term borrowings [Line Items]
Aggregate principal amount		35,000
Certificados Bursatiles Program, Maturities From 1 Day To 30 Years | Minimun of the year
Disclosure of short term borrowings [Line Items]
Maturity term	1 day
Certificados Bursatiles Program, Maturities From 1 Day To 30 Years | Maximum of the year
Disclosure of short term borrowings [Line Items]
Maturity term	30 years
Certificados Bursatiles Program, Maturities Less Than One Year
Disclosure of short term borrowings [Line Items]
Maximum borrowing capacity		$ 2,000
Maturity term	1 year
Panama Revolving Corporate Bond Program
Disclosure of short term borrowings [Line Items]
Maximum borrowing capacity	$ 300,000